As filed with the Securities and Exchange Commission on December 13, 2010
Registration Nos.  33-15166 and 811-05206

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
PRE-EFFECTIVE AMENDMENT NO. 
POST-EFFECTIVE AMENDMENT NO. 38 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
POST-EFFECTIVE AMENDMENT NO. 39 ☒
(Check appropriate box or boxes)

PRUDENTIAL JENNISON NATURAL RESOURCES FUND, INC.
Exact name of registrant as specified in charter

Gateway Center Three
100 Mulberry Street, 4th Floor
Newark, NJ 07102-4077
Address of Principal Executive Offices and Zip Code

(973) 367-7521
Registrant’s Telephone Number, Including Area Code

Deborah A. Docs
Gateway Center Three
100 Mulberry Street, 4th Floor
Newark, NJ 07102-4077
Name and Address of Agent for Service

It is proposed that this filing will become effective:

 immediately upon filing pursuant to paragraph (b)
☒ on December 23, 2010 pursuant to paragraph (b)
 60 days after filing pursuant to paragraph (a)(1)
 (____) pursuant to paragraph (a)(1)
 75 days after filing pursuant to paragraph (a)(2)
 on (____) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
☒ this post-effective amendment designates a new effective date for a previously filed post – effective amendment.

Parts A, B and C to the Prudential Jennison Natural Resources Fund, Inc. (the “Company”) Post–Effective Amendment No. 37 to the Registration Statement under the Securities Act of 1933, as amended, (the “Securities Act”) and Post-Effective Amendment No. 38 to the Company’s Registration Statement under the Investment Company Act of 1940, as amended, (the “Investment Company Act”) filed with the Securities and Exchange Commission (the “SEC”) on October 13, 2010 (the “Post-Effective Amendment”) are herein incorporated by reference.  The Company is submitting this post-effective amendment for the sole purpose of extending the pending effective date of the Post-Effective Amendment. The Post-Effective Amendment originally requested an effective date of December 16, 2010.  It is proposed that the Post-Effective Amendment become effective on December 23, 2010 pursuant to Rule 485(b)(1)(iii) under the Securities Act, or on such date as the SEC acting pursuant to Section 8(a) of the Securities Act may determine.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark, and State of New Jersey, on the 13th day of December, 2010.

PRUDENTIAL JENNISON NATURAL RESOURCES FUND, INC.

*Judy A. Rice
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Name	Title	Date
* Kevin J. Bannon	Director
* Scott E. Benjamin	Director
* Linda W. Bynoe	Director
* Michael S. Hyland	Director
* Douglas H. McCorkindale	Director
* Stephen P. Munn	Director
* Richard A. Redeker	Director
* Judy A. Rice	Director and President (Principal Executive Officer)
* Robin B. Smith	Director
* Stephen G. Stoneburn	Director
* Grace C. Torres	Treasurer and Principal Financial and Accounting Officer
* By: /s/ Jonathan D. Shain Jonathan D. Shain		December 13, 2010

* Pursuant to power of attorney dated March 9, 2010. Incorporated by reference to Prudential Investment Portfolios 12 Post-Effective Amendment No. 17 to the registration statement on Form N-1A (File No. 333-42705) filed via EDGAR on March 15, 2010.